Investment Objectives and Goals - REX Crypto Equity Premium Income ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	REX Crypto Equity Premium Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX Crypto Equity Premium Income ETF’s (the “Fund”) investment objectives are capital appreciation and current income.